Asset Acquisitions - Schedule of asset acquisition (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended
	Mar. 17, 2025	Jan. 28, 2025	Sep. 15, 2025	Mar. 31, 2025
PARAGUAY | Zunz S.A. [Member]
Asset Acquisition [Line Items]
Cash paid	$ 25,000			$ 25,000
Acquisition loan payable	$ 31,000			31,000
Cash advance				7,260
Acquisition costs		$ 692	$ 556	692
Total consideration				63,952
Land				952
Equipment				44
Building and leasehold				57,070
Power purchase agreement guarantee				3,314
VAT receivables				3,126
Other				52
Total assets				64,558
Deferred tax liability				(606)
Net assets acquired				$ 63,952
CANADA | Real Property [Member]
Asset Acquisition [Line Items]
Cash paid			8,692
Share consideration			3,919
Acquisition costs			556
Total consideration			13,167
Cash			59
Deposits			109
Building and land			12,919
GST receivables			151
Accounts payable			(71)
Total assets			13,167
Deferred tax liability			0
Net assets acquired			$ 13,167